SCHEDULE OF EARNINGS (LOSS) PER SHARE (Details)	12 Months Ended
	Feb. 28, 2026 USD ($) $ / shares shares	Feb. 28, 2026 SGD ($) $ / shares shares	Feb. 28, 2025 SGD ($) $ / shares shares	Feb. 29, 2024 SGD ($) $ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to ordinary shareholders	$ (4,829,622)	$ (6,102,710)	$ (452,450)	$ 33,348
Weighted-average number of shares outstanding - basic	21,812,500	21,812,500	17,500,000	17,500,000
Weighted-average number of shares outstanding - diluted	21,812,500	21,812,500	17,500,000	17,500,000
Basic earnings (loss) per share | (per share)	$ (0.221)	$ (0.280)	$ (0.026)	$ 0.002
Diluted earnings (loss) per share | (per share)	$ (0.221)	$ (0.280)	$ (0.026)	$ 0.002